FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE 19809

(Address of principal executive offices) (Zip Code)

W. Bruce McConnel

One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-797-2460

Date of fiscal year-end: October 31

Date of reporting period: 7/1/2003 - 6/30/2004

<PRE>
======================= CALIFORNIA MONEY FUND ========================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.

========================= FEDERAL TRUST FUND =========================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.

============================== FEDFUND ===============================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.

============================== MUNICASH ==============================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.

============================== MUNIFUND ==============================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.

======================== NEW YORK MONEY FUND =========================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.

=============================== T-FUND ===============================
ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.

============================== TEMPCASH ==============================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.

============================== TEMPFUND ==============================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.

======================== TREASURY TRUST FUND =========================

ITEM 1 PROXY VOTING RECORD

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.
</PRE>

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By	/s/ Ralph Schlosstein
Ralph Schlosstein, Principal Executive Officer

Date August 25, 2004